FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	$—	$—	$373,599	$373,599
Total Warrant Liability	$—	$—	$373,599	$373,599

September 30, 2022	Level 1	Level 2	Level 3	Total
US Treasury Bills	$9,911,200	$—	$—	$9,911,200
Total US Treasury Bills Asset	$9,911,200	$—	$—	$9,911,200

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	—	—	$373,599	$373,599
Total Warrant Liability	—	—	$373,599	$373,599

December 31, 2020	Level 1	Level 2	Level 3	Total
2020 Notes payable	$—	$—	$1,213,333	$1,213,333
Total Liabilities	$—	—	$1,213,333	$1,213,333

Schedule of movement in warrant liability balance

	Bridge
	Financing	2020 Note
	Warrants	Warrants
Beginning Balance January 1, 2021	$—	$—
Warrant value at issuance (recorded as warrant liability expense)	3,783,079	894,113
Change in fair value of warrants	8,627,651	(520,514)
Reclassification of warrant liability to an equity instrument	(12,410,730)	—
Ending balance December 31, 2021	$—	$373,599

Change in fair value of warrants	—	(77,237)
Reclassification of warrant liability to an equity instrument	—	(296,362)
Ending balance September 30, 2022	$—	$—

	Bridge Financing	2020 Notes
	Warrants	Warrants
Beginning Balance	$—	$—
Warrant value at issuance (recorded as warrant liability expense)	3,783,079	894,113
Change in Fair value of warrants	8,627,651	(520,514)
Reclassification of warrant liability to an equity instrument	(12,410,730)	—
Ending Balance	$—	$373,599